Loans and Allowance for Credit Losses, Impaired Loans (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Impaired Loans [Abstract]
Unpaid principal balance	$ 28,303	$ 30,244
Impaired loans	23,820	25,408
Impaired loans with related allowance for credit losses	16,887	18,366
Related allowance for credit losses	3,076	3,970
Loans and Leases Receivable, Impaired, Commitment to Lend	363	341
Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	5,415	5,238
Impaired loans	3,808	3,759
Impaired loans with related allowance for credit losses	3,560	3,489
Related allowance for credit losses	872	884
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,746	1,524
Impaired loans	1,835	926
Impaired loans with related allowance for credit losses	1,648	757
Related allowance for credit losses	435	240
Commercial real estate mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,369	3,190
Impaired loans	1,815	2,483
Impaired loans with related allowance for credit losses	1,773	2,405
Related allowance for credit losses	405	591
Construction Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	262	491
Impaired loans	131	331
Impaired loans with related allowance for credit losses	112	308
Related allowance for credit losses	23	45
Lease Financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	38	33
Impaired loans	27	19
Impaired loans with related allowance for credit losses	27	19
Related allowance for credit losses	9	8
Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	22,888	25,006
Impaired loans	20,012	21,649
Impaired loans with related allowance for credit losses	13,327	14,877
Related allowance for credit losses	2,204	3,086
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	19,626	21,324
Impaired loans	17,121	18,600
Impaired loans with related allowance for credit losses	11,057	12,433
Related allowance for credit losses	1,643	2,322
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,704	3,094
Impaired loans	2,408	2,534
Impaired loans with related allowance for credit losses	1,859	2,009
Related allowance for credit losses	447	653
Credit Card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	299	338
Impaired loans	299	338
Impaired loans with related allowance for credit losses	299	338
Related allowance for credit losses	94	98
Automobile Loan [Member]
Impaired Loans [Abstract]
Unpaid principal balance	173	190
Impaired loans	105	127
Impaired loans with related allowance for credit losses	41	55
Related allowance for credit losses	5	8
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	86	60
Impaired loans	79	50
Impaired loans with related allowance for credit losses	71	42
Related allowance for credit losses	15	5
Trial modifications [Member]
Impaired Loans [Abstract]
Impaired loans	402	452
Impaired Loans [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Impaired Loans [Abstract]
Financing Receivable Government Insured Or Guaranteed	$ 1,800	$ 2,100